Consolidated Statements of Changes in Partners' Capital (USD $) In Thousands	Total	General Partner	Limited Partners Common	Limited Partners Preferred	Total	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2011	$ 517,326	$ 11,005	$ 517,545	$ 0	$ 528,550	$ (11,224)
Distributions declared and paid (distributions per common and preferred unit) (Note 12)	(73,316)	(1,316)	(64,516)	(7,484)	(73,316)
Partnership's net income / (loss)	(21,189)	(640)	(31,358)	10,809	(21,189)
Issuance of Partnership's units (Note 12)	136,419			136,419	136,419
Equity compensation expense (Note 13)	3,826		3,826		3,826
Other comprehensive income (Note 8)	10,762					10,762
Excess between the fair value of the contracted vessels and the contractual cash consideration (Note 5)	0
Balance at Dec. 31, 2012	573,828	9,049	425,497	139,744	574,290	(462)
Distributions declared and paid (distributions per common and preferred unit) (Note 12)	(88,241)	(1,397)	(68,759)	(18,085)	(88,241)
Partnership's net income / (loss)	99,481	1,598	79,078	18,805	99,481
Issuance of Partnership's units (Note 12)	192,368		119,811	72,557	192,368
Equity compensation expense (Note 13)	3,528		3,528		3,528
Other comprehensive income (Note 8)	462					462
Excess between the fair value of the contracted vessels and the contractual cash consideration (Note 5)	0
Conversion of Partnership's units (Notes 1, 12)		3,060	47,258	(50,318)
Balance at Dec. 31, 2013	781,426	12,310	606,413	162,703	781,426	0
Distributions declared and paid (distributions per common and preferred unit) (Note 12)	(102,798)	(1,725)	(86,027)	(15,046)	(102,798)
Partnership's net income / (loss)	44,012	593	29,377	14,042	44,012
Issuance of Partnership's units (Note 12)	173,504		173,504		173,504
Repurchase from CMTC and cancellation of Partnership's units (Note 12)	(60,000)		(60,000)		(60,000)
Excess between the fair value of the contracted vessels and the contractual cash consideration (Note 5)	36,417	728	35,689		36,417
Conversion of Partnership's units (Notes 1, 12)		3,696	36,591	(40,287)
Balance at Dec. 31, 2014	$ 872,561	$ 15,602	$ 735,547	$ 121,412	$ 872,561	$ 0